PFM MULTI-MANAGER SERIES TRUST
(the “Trust”)

Supplement dated October 30, 2025 to
to the Trust’s Summary Prospectuses and Prospectus
each dated January 28, 2025, as supplemented, for the
First American Multi-Manager Domestic Equity Fund
First American Multi-Manager Fixed-Income Fund
First American Multi-Manager International Equity Fund

This supplement provides new and additional information to the Summary Prospectuses and Prospectus, each dated January 28, 2025, as supplemented, for the First American Multi-Manager Domestic Equity Fund (Domestic Equity Fund), the First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) and the First American Multi-Manager International Equity Fund (International Equity Fund) (each, a Fund). You can find the Summary Prospectus, Prospectus, and the Funds’ Statement of Additional Information, as well as other information about each Fund, for the Domestic Equity Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html, for the International Equity Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html, and for the Fixed-Income Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html. You may also obtain this information at no charge by calling 1-800-527-5412.

Domestic Equity Fund

Jacobs Levy Equity Management, Inc. (Jacobs Levy) no longer serves as a sub-adviser of the Domestic Equity Fund as of September 26, 2025. References to Jacobs Levy and any portfolio managers associated with Jacobs Levy are hereby removed from the Summary Prospectus and Prospectus as of such date.

International Equity Fund

Schroder Investment Management North America Inc. (Schroders) no longer serves as a sub-adviser of the International Equity Fund as of September 26, 2025. References to Schroders and any portfolio managers associated with Schroders are hereby removed from the Summary Prospectus and Prospectus as of such date.

Fixed-Income Fund

As of October 17, 2025, U.S. Bancorp Asset Management, Inc. (Adviser or USBAM) implemented a manager-advised strategy for the Fixed-Income Fund, whereby USBAM directly manages a portion of the Fixed-Income Fund’s assets using a core fixed-income strategy as part of the Fund’s “multi-manager” approach. Brown Brothers Harriman & Co., Penn Mutual Asset Management, LLC, PineBridge Investments LLC and PGIM, Inc. continue to serve as Sub-Advisers to the Fund, with each also managing a portion of the Fund’s assets as described in the Summary Prospectus, Prospectus and SAI. Accordingly, all disclosures related to the management of the Fixed Income Fund’s portfolio under the “multi-manager” approach in the Summary Prospectus and Prospectus are hereby revised to reflect that USBAM directly manages a portion of the Fund’s assets under the manager-advised strategy using a core fixed-income strategy. Greg Haendel, CFA, Jason Sharpe, CFA, and Philip Levy, CFA, CPA, have been added as new portfolio managers for the USBAM manager-advised strategy.

The list of portfolio managers for the Fund under the heading “Investment Adviser” on page 9 of the Summary Prospectus and page 31 of the Prospectus is hereby revised to include Messrs. Haendel and Sharpe:

Investment Adviser	Portfolio Managers	Managed the Fixed-Income Fund Since:

U.S. Bancorp Asset Management, Inc.	John Spagnola is a Managing Director of the Adviser and a member of USBAM’s Outsourced Chief Investment Officer (OCIO) Investment Committee.	2017
	Surya Pisapati, CFA is a Portfolio Strategist for the Adviser and a member of USBAM’s OCIO Investment Committee.	2017
	Kenneth Schiebel, CFA is a Managing Director of the Adviser, USBAM’s Chief Investment Officer, Public Sector Management and OCIO Strategies and serves as current Chairman of USBAM's OCIO Investment Committee.	2017
	Patrick Mahoney is a Managing Director of the Adviser, Head of OCIO Investments and a member of USBAM’s OCIO Investment Committee.	2023
	James Palmer, CFA is a Managing Director of the Adviser, USBAM’s Chief Investment Officer, Money Market Fund Management and Corporate Fixed Income Strategies and a member of USBAM’s OCIO Investment Committee.	2024
	Greg Haendel, CFA is a Managing Director, Senior Portfolio Manager, and Head of Core Bond Strategies for the Adviser (with respect to the Fixed-Income Fund manager-advised strategy).	2025
	Jason Sharpe, CFA is Portfolio Manager for the Adviser (with respect to the Fixed-Income Fund manager-advised strategy).	2025
	Philip Levy, CFA, CPA is Portfolio Manager for the Adviser (with respect to the Fixed-Income Fund manager-advised strategy).	2025

The following disclosure is hereby added to under the heading “Investment Adviser” beginning on page 47 of the Prospectus:

Fixed-Income Fund - Manager-Advised Strategy

The Adviser is responsible for the day-to-day investment management for a portion of the Fixed-Income Fund under the manager-advised strategy using a core fixed-income strategy, which is managed by the following portfolio managers:

Greg Haendel, CFA is a Managing Director, senior portfolio manager, and Head of Core Bond strategies at US Bancorp Asset Management. Greg manages multi-sector investment-grade fixed income portfolios for state and local governments, corporations, healthcare, insurance, Native American tribes, foundations and Tart-Hartley. Greg specializes in intermediate and long duration fixed income across both corporate credit and securitized products, has been with the firm (including its predecessor) for 5 years, and has more than 27 years of investment management experience. Greg previously served as Head of Fixed Income at Highmark Capital Management (a subsidiary of Union Bank) and led a team of portfolio managers, traders and research staff, responsible for the management of the fixed income separate account business.  Prior to Highmark, Greg was a Senior Portfolio Manager and Head of Investment Grade Credit at Tortoise Credit Strategies and its predecessor firm Bradford & Marzec. Greg spent almost 10 years, prior to Bradford & Marzec, as a Senior Portfolio Manager at Transamerica Investment Management and Aegon managing Core Aggregate and Short Duration Fixed Income SMA’s. Greg earned a B.A in Economics from Amherst College and an MBA from The Anderson School of Business at UCLA. Additionally, Greg holds the Chartered Financial Analyst designation.

Jason Sharpe, CFA is a fixed income portfolio manager at US Bancorp Asset Management. Jason is responsible for managing investment-grade bond portfolios across various institutional clients. Jason specializes in intermediate and long duration fixed income, has been with the firm (including its predecessor) for 3 years, and has more than 25 years of investment management experience. Prior to joining PFMAM, Jason held similar roles and responsibilities at HighMark Capital Management, Tortoise Credit Strategies and Bradford & Marzec LLC. Jason also held various roles at Western Asset Management Company (WAMCO) which include trading investment grade credit, data/risk analytics and portfolio compliance. Jason began his career in the investment industry in 1996, with companies that include The Capital Group and Oaktree Capital Management. Jason earned a bachelor of science degree in business administration, finance concentration, from Biola University and is a CFA charterholder.

Philip Levy, CFA, CPA serves as a Portfolio Manager with US Bancorp Asset Management. Philip manages multi-sector investment-grade fixed income portfolios for state and local governments, corporations, healthcare, insurance, Native American tribes, foundations and Tart-Hartley plans. Philip specializes in intermediate and long duration fixed income across both corporate credit and securitized products, has been with US Bancorp Asset Management (including its predecessor) for 17 years, and has over 25 years of investment management experience. Philip previously served as Director and Portfolio Manager at Highmark Capital Management (a subsidiary of Union Bank), managing short and intermediate Taxable Fixed Income strategies. Prior to Highmark Capital, Philip served as a Corporate Credit Analyst for American Century Investments with primary coverage of both Investment Grade and High Yield issuers. Philip began his career at KPMG Peat Marwick. Philip earned his B.A. in Business Economics with an emphasis in Accounting from UC Santa Barbara, holds the Chartered Financial Analyst designation and is a licensed Certified Public Accountant.

Please retain this supplement with your Summary Prospectus and Prospectus for future reference.

PFM MULTI-MANAGER SERIES TRUST
(the “Trust”)

Supplement dated October 30, 2025 to
to the Trust’s Statement of Additional Information
dated January 28, 2025, as supplemented, for the
First American Multi-Manager Domestic Equity Fund
First American Multi-Manager Fixed-Income Fund
First American Multi-Manager International Equity Fund

This supplement provides new and additional information to the Statement of Additional Information (SAI) dated January 28, 2025, as supplemented, for the First American Multi-Manager Domestic Equity Fund (Domestic Equity Fund), the First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) and the First American Multi-Manager International Equity Fund (International Equity Fund) (each, a Fund). You can find each Fund’s Summary Prospectus, the Prospectus, and the SAI, as well as other information about each Fund, for the Domestic Equity Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html, for the International Equity Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html, and for the Fixed-Income Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html. You may also obtain this information at no charge by calling 1-800-527-5412.

Domestic Equity Fund

Jacobs Levy Equity Management, Inc. (Jacobs Levy) no longer serves as a sub-adviser of the Domestic Equity Fund as of September 26, 2025. References to Jacobs Levy and any portfolio managers associated with Jacobs Levy are hereby removed from the SAI as of such date.

International Equity Fund

Schroder Investment Management North America Inc. (Schroders) no longer serves as a sub-adviser of the International Equity Fund as of September 26, 2025. References to Schroders and any portfolio managers associated with Schroders are hereby removed from the SAI as of such date.

Fixed-Income Fund

As of October 17, 2025, U.S. Bancorp Asset Management, Inc. (Adviser or USBAM) implemented a manager advised strategy for the Fixed-Income Fund, whereby USBAM directly manages a portion of the Fixed-Income Fund’s assets using a core fixed-income strategy as part of the Fund’s “multi-manager” approach. Brown Brothers Harriman & Co., Penn Mutual Asset Management, LLC, PineBridge Investments LLC and PGIM, Inc. will continue to serve as Sub-Advisers to the Fund, with each also managing a portion of the Fund’s assets as described in the Summary Prospectus, Prospectus and SAI. Accordingly, all disclosures related to the management of the Fixed Income Fund’s portfolio under the “multi-manager” approach in the SAI are hereby revised to reflect that USBAM will manage a portion of the Fund’s assets under the manager advised strategy using a core fixed-income strategy. Greg Haendel, CFA, Jason Sharpe, CFA, and Philip Levy, CFA, CPA, will serve as portfolio managers for the USBAM manager advised strategy.

The following disclosure is hereby added to under the heading “INVESTMENT ADVISER” beginning on page 63 of the SAI:

In addition, the Adviser is responsible for the day-to-day investment management for a portion of the Fixed-Income Fund under the manager-advised strategy using a core fixed-income strategy.
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The following disclosure is added under the heading “Additional Portfolio Manager Information” and sub-heading “Other Accounts Managed by the Portfolio Managers” beginning on page 68 of the SAI.

U.S. Bancorp Asset Management, Inc. (Fixed-Income Fund)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Greg Haendel	0	$0	1	$188 Million	51	$8.312 Billion
Jason Sharpe	0	$0	1	$188 Million	51	$8.312 Billion
Philip Levy	0	$0	1	$188 Million	51	$8.312 Billion

The following disclosure is added to the table under the heading “Additional Portfolio Manager Information” and sub-heading “Disclosure of Securities Ownership” beginning on page 95 of the SAI:

Portfolio Manager	Name of Fund	Dollar Range Of Equity Securities In the Funds Managed by the Portfolio Manager
Greg Haendel	First American Multi-Manager Fixed-Income Fund	None
Jason Sharpe	First American Multi-Manager Fixed-Income Fund	None
Philip Levy	First American Multi-Manager Fixed-Income Fund	None

Please retain this supplement with your SAI for future reference.

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